Schedule 1 - Condensed Parent Company Financial Statements (Debt Maturities Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Instrument [Line Items]
2014	$ 86,288
2015	58,695
2016	35,850
2017	53,019
2018	53,994
Thereafter	1,267,025
Aqua America, Inc. [Member]
Debt Instrument [Line Items]
2014	27,000
2015	18,000
2016	16,050
2017	26,050
2018	20,800
Thereafter	$ 243,500